Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110

May 17, 2016

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	Aquila Tax-Free Trust of Oregon (a portfolio of The Cascades Trust)
Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
(File Nos. 33-4382 and 811-4626)

Ladies and Gentlemen:

On behalf of The Cascades Trust, a Massachusetts business trust (the "Registrant"), we are hereby filing Post-Effective Amendment No. 48 to the registration statement on Form N-1A for the  Registrant (the "Amendment") under the Securities Act of 1933, as amended (the "1933 Act") relating to its series, Aquila Tax-Free Trust of Oregon (the "Trust").

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to reflect changes to the Trust's fundamental investment policies, as approved by the Trust's shareholders, and certain other updates to the Registration Statement.  The Amendment is to be effective on July 25, 2016.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz